UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.5% (4.3% of Total Investments)
$ 865	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 798,750
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	5,170,500
	Bonds, Series 2007A-1, 5.750%, 6/01/47
24,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	Baa3	14,264,666
	Bonds, Series 2007A-2, 0.000%, 6/01/37
32,630	Total Consumer Staples			20,233,916
	Education and Civic Organizations – 7.2% (4.8% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/35 at 100.00	A3	257,340
	2005A, 5.000%, 10/01/35
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	AA+	9,544,900
	Series 2007A, 4.500%, 10/01/33 (UB)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	209,262
265	5.000%, 11/01/25	11/15 at 100.00	A2	269,979
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,580,150
	Tender Option Bond Trust 1065, 9.091%, 3/01/33 (IF)
610	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	580,177
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	BBB	3,020,430
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
600	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	651,600
	AMBAC Insured (UB)
2,900	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	3,116,833
	AMBAC Insured (UB)
22,550	Total Education and Civic Organizations			22,230,671
	Health Care – 28.7% (19.1% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,255,386
	Health System/West, Series 2003A, 5.000%, 3/01/15
660	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	597,874
	Series 2006, 5.000%, 4/01/37
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	14,047,028
	5.250%, 11/15/46 (UB)
6,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	6,849,252
	6.000%, 8/15/42
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,025,360
	West, Series 2005A, 5.000%, 3/01/35
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	5,716,150
	2011A, 6.000%, 8/15/42
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
810	4.800%, 7/15/17	No Opt. Call	N/R	816,796
3,325	5.125%, 7/15/31	7/17 at 100.00	N/R	2,802,410
1,760	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,586,693
	Health System, Series 2005A, 5.250%, 7/01/24
10,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,048,226
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,008,526
	Series 2001C, 5.250%, 8/01/31
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	9,642,077
	5.000%, 3/01/41 – BHAC Insured (UB)
2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,493,653
	Project, Series 2009, 6.750%, 2/01/38
1,586	Cslifornia Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA+	1,204,091
	System, Trust 2554, 18.728%, 7/01/47 – AGM Insured (IF)
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	10/11 at 100.00	A+	10,283,910
	Series 1999A, 5.250%, 4/01/31
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	885,510
	2005A, 5.000%, 12/01/23
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/38 at 100.00	BBB	3,106,189
	2008A, 8.250%, 12/01/38
1,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	905,490
	California, Series 2010, 5.375%, 3/15/36
1,725	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	1,822,704
	6.000%, 12/01/40
675	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BBB–	653,859
	6.500%, 11/01/29
5,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	4,873,227
	6.000%, 11/01/41
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa1	2,126,855
	Center, Series 2007A, 5.000%, 7/01/38
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	2,976,510
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
92,591	Total Health Care			88,727,776
	Housing/Multifamily – 3.0% (2.0% of Total Investments)
2,010	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,882,868
	Series 2010A, 6.400%, 8/15/45
4,785	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	12/11 at 100.00	N/R	4,192,904
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	270,618
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,662,779
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,105,518
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
9,960	Total Housing/Multifamily			9,114,687
	Housing/Single Family – 0.5% (0.3% of Total Investments)
410	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A3	415,781
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,395	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206,	2/17 at 100.00	Baa1	1,172,760
	8.650%, 2/01/24 (Alternative Minimum Tax) (IF)
2,805	Total Housing/Single Family			1,588,541
	Industrials – 0.4% (0.2% of Total Investments)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	CCC+	1,144,986
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
	Long-Term Care – 2.5% (1.7% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,075,200
	2009, 8.000%, 11/01/29
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	11/11 at 100.00	BB–	6,777,475
	Force Village West, Series 1999, 5.800%, 5/15/29
9,500	Total Long-Term Care			7,852,675
	Tax Obligation/General – 22.5% (14.9% of Total Investments)
10,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	10,711,600
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	6.000%, 3/01/33	3/20 at 100.00	A1	5,448,400
8,000	5.500%, 3/01/40	3/20 at 100.00	A1	8,220,080
4,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	5,274,191
38,365	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series	8/16 at 28.46	Aa1	4,487,938
	2006C, 0.000%, 8/01/41 – AMBAC Insured
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AA+	2,963,995
	2006C, 0.000%, 8/01/31 – AGM Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AA+	5,497,883
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A1	4,747,873
	2005, 5.000%, 7/01/35 – FGIC Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	587,857
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AA+	5,486,500
	Series 2003E, 5.250%, 7/01/20 – AGM Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AA+	3,663,185
	Bonds, Series 2003B, 5.000%, 8/01/21 – AGM Insured
50,070	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	12,394,328
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
138,835	Total Tax Obligation/General			69,483,830
	Tax Obligation/Limited – 36.7% (24.4% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	950,260
615	5.800%, 9/01/35	9/14 at 102.00	N/R	547,682
1,910	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	955,000
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (4), (5)
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds,	9/12 at 100.00	AA+	2,058,177
	Refunding Series 2002A, 5.125%, 9/02/24 – AGM Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – AGM Insured	11/11 at 100.00	AA+	1,129,347
1,165	5.375%, 11/01/19 – AGM Insured	11/11 at 100.00	AA+	1,184,956
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,020,130
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,116,520
	2009I-1, 6.375%, 11/01/34
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,956,560
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	679,420
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	996,317
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/11 at 100.00	Baa1	3,498,585
	District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,026,563
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	4,117,230
	5.500%, 3/01/22 – AMBAC Insured
31,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	27,851,977
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BBB–	2,199,858
	5.000%, 9/01/35 – SYNCORA GTY Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	N/R	4,083,300
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
325	5.000%, 9/01/26	9/16 at 100.00	N/R	305,149
755	5.125%, 9/01/36	9/16 at 100.00	N/R	652,894
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	544,914
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,022,620
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	807,090
	8/01/37 – RAAI Insured
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	1,095,623
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA+	1,563,369
	Participation, Series 2005, 5.000%, 3/01/24 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 –	8/17 at 100.00	A–	2,864,190
	NPFG Insured
695	National City Community Development Commission, San Diego County, California, Redevelopment	8/21 at 100.00	A–	729,722
	Project Tax Allocation Bonds, Series 2011, 6.500%, 8/01/24
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/13 at 100.00	A	9,206,440
	2001, 5.000%, 3/01/19 – NPFG Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	474,625
245	5.000%, 9/01/33	9/14 at 102.00	N/R	199,097
260	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	264,386
	Project, Series 2011, 6.750%, 9/01/40
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	3,366,854
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	Baa1	5,616,184
	Project, Series 2001A, 5.000%, 11/01/22 – NPFG Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	A–	911,220
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/12 at 100.00	Baa1	1,452,894
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	512,759
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
150	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	151,670
	Bonds Series B, 6.500%, 10/01/25
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	A–	1,809,055
	Areas, Series 2003, 5.250%, 8/01/22 – NPFG Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	770,963
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	2,650,775
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,078,861
	Series 2003C, 6.000%, 9/01/33
120	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	124,547
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	128,426
155	7.000%, 8/01/41	2/21 at 100.00	BBB	158,692
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,785,875
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
1,000	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	888,280
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
5,000	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	A	5,258,100
	Area, Series 2011A, 6.750%, 9/01/28
205	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	202,886
	7.000%, 10/01/26
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	1,233,420
	7.500%, 9/01/39
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	955,560
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	633,846
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,528,157
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,570,740
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,079,204
	District 2001-1, Series 2004A, 6.125%, 9/01/39
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
150	6.000%, 9/01/26	9/21 at 100.00	A–	151,874
210	6.500%, 9/01/32	9/21 at 100.00	A–	212,398
120,900	Total Tax Obligation/Limited			113,335,241
	Transportation – 13.7% (9.1% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,452,894
	2006F, 5.000%, 4/01/31 (UB)
11,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	7/11 at 100.50	BBB–	9,375,924
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AA	8,565,664
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	108,694
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
22,825	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/29 at 100.00	A	22,824,315
44,040	Total Transportation			42,327,491
	U.S. Guaranteed – 15.3% (10.2% of Total Investments) (6)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,283,325
	5/01/18 (Pre-refunded 5/01/12)
115	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	117,918
	Series 2001W, 5.250%, 12/01/22 (Pre-refunded 12/01/11) – AGM Insured
715	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	798,612
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
3,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,522,740
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	2,220,291
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,513,036
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (6)	11,397,661
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/11 at 100.00	N/R (6)	6,378,156
	5.375%, 8/15/29 (ETM)
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	Aa2 (6)	5,450,186
	Series 2002A, 5.000%, 11/01/18 (Pre-refunded 11/01/12) – NPFG Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,002,371
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.250%, 6/01/27 (Pre-refunded 6/01/12)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (6)	2,658,125
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
44,265	Total U.S. Guaranteed			47,342,421
	Utilities – 4.5% (3.0% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AA+	3,890,017
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – AGM Insured
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,329,097
	2007A, 5.000%, 11/15/35
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA+	5,606,425
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	1,099,160
	9/01/31 – SYNCORA GTY Insured
14,175	Total Utilities			13,924,699
	Water and Sewer – 9.1% (6.0% of Total Investments)
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	851,288
	5.000%, 4/01/36 – NPFG Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	2,383,375
	AMBAC Insured
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	832,386
	5.000%, 6/01/31 – NPFG Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	7,482,668
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	2,298,353
	2006, 5.000%, 12/01/31 – FGIC Insured
11,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	12,004,626
	Series 2010A, 5.250%, 5/15/26
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA+	2,035,416
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
27,710	Total Water and Sewer			27,888,112
$ 565,081	Total Investments (cost $483,634,815) – 150.6%			465,195,046
	Floating Rate Obligations – (9.2)%			(28,545,000)
	Other Assets Less Liabilities – 2.5%			7,822,195
	Auction Rate Preferred Shares, at Liquidation Value – (43.9)% (7)			(135,525,000)
	Net Assets Applicable to Common Shares – 100%			$ 308,947,241

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$464,240,046	$955,000	$465,195,046

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$1,229,601
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(274,601)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$ 955,000

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments was $454,605,610.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 13,122,950
Depreciation	(31,075,215)
Net unrealized appreciation (depreciation) of investments	$(17,952,265)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser
has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011